Net (Loss) / Income Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Revenue	$ 16,066,022	$ 9,273,420	$ 32,514,358	$ 25,099,382	$ 53,290,401	$ 29,091,024
Loss from continuing operations	(1,405,367)	(769,496)	(2,229,564)	(1,262,406)	(4,624,522)	(1,985,851)
Net income (loss)	2,912,333	(1,212,917)	1,449,762	(3,992,426)	(10,548,037)	(2,644,446)
Net Income (loss) Attributed to Shareholders	$ 2,557,828	$ (1,176,556)	$ 1,155,457	$ (3,754,996)	$ (10,127,261)	$ (2,644,446)
Net income (loss) per share - basic	$ 0.36	$ (0.17)	$ 0.20	$ (0.55)
Net income (loss) per share - diluted	$ 0.33	$ (0.17)	$ 0.15	$ (0.55)
Weighted average number of shares outstanding - basic	7,399,557	7,496,874	7,408,921	7,469,951
Weighted average number of shares outstanding - diluted	7,862,089	7,496,874	7,871,453	7,469,951